Schedule of detail of revenues (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Detail Of Revenues
Passenger transportation	[1]	R$ 7,119,086	R$ 5,958,848	R$ 13,461,470
Cargo transportation		361,648	316,318	411,054
Mileage program		267,344	341,197	446,871
Other revenue		36,866	47,053	113,253
Gross revenue		7,784,944	6,663,416	14,432,648
Related tax		(351,560)	(291,599)	(567,944)
Total net revenue		R$ 7,433,384	R$ 6,371,817	R$ 13,864,704

[1]	Of the total amount, R$210,018 for the fiscal year ended on December 31, 2021 made up of the revenue from no-show, rescheduling, ticket cancellation (R$252,730 and R$583,242 for the years ended December 31, 2020 and 2019, respectively).